Guarantor Financial Statements Condensed Consolidated Statements of Cash Flows with Guarantor Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013	Sep. 30, 2012
Net cash provided by (used in) operating activities	$ 764	$ 997	$ 1,129	$ 1,088	$ 1,009
Purchases of property, plant and equipment	(521)	(679)	(851)	(710)	(537)
Purchases of available-for-sale securities	(311)	(458)	(494)	(720)	(1,252)
Sales and maturities of available-for-sale securities	375	497	928	1,054	1,534
Purchases of intangible assets			(3)	(20)	(1)
Increase (Decrease) in Restricted Cash	3	(19)	(19)	2	(8)
Payment for purchase of acquired entities, net of cash acquired	(11)	(4)	(4)	(73)	(22)
Intercompany activity	0	0	0	0	0
Other investing activities	(12)	(8)	(12)	(17)	(3)
Net cash provided by (used in) investing activities	(477)	(671)	(455)	(484)	(289)
Purchases of treasury stock	(929)	(188)	(513)	(578)	(125)
Common stock dividends paid	(133)	(137)	(184)	(170)	(508)
Issuance of common stock	17	61	66	42	81
Excess tax benefit related to exercise of team member stock options	4	10	11	9	37
Proceeds from Issuance of Unsecured Debt	999		0	0	0
Payments on long-term debt and capital lease obligations	(306)		0	0	0
Intercompany activity	0	0	0	0	0
Other financing activities	(9)	(1)	(2)	(1)	(2)
Net cash provided by (used in) financing activities	(57)	(255)	(622)	(698)	(517)
Effect of exchange rate changes on cash and cash equivalents	5	(4)	(5)	(6)	(2)
Net change in cash and cash equivalents	235	67	47	(100)	201
Cash and cash equivalents	472	257	237	190	290	$ 89
Parent Company [Member]
Net cash provided by (used in) operating activities	(27)	0	0		0
Purchases of property, plant and equipment	0	0	0	0	0
Purchases of available-for-sale securities	0	0	0		0
Sales and maturities of available-for-sale securities	0	0	0		0
Purchases of intangible assets			0	0	0
Increase (Decrease) in Restricted Cash			0		0
Payment for purchase of acquired entities, net of cash acquired	0	0
Intercompany activity	84	255	622	698	517
Other investing activities	0	0	0		0
Net cash provided by (used in) investing activities	84	255	622	698	517
Purchases of treasury stock	(929)	(188)	(513)	(578)	(125)
Common stock dividends paid	(133)	(137)	(184)	(170)	(508)
Issuance of common stock	17	61	66	42	81
Excess tax benefit related to exercise of team member stock options	4	10	11	9	37
Proceeds from Issuance of Unsecured Debt	999		0	0	0
Payments on long-term debt and capital lease obligations	(306)		0	0	0
Intercompany activity	0	0	0	0	0
Other financing activities	(9)	(1)	(2)	(1)	(2)
Net cash provided by (used in) financing activities	(57)	(255)	(622)	(698)	(517)
Effect of exchange rate changes on cash and cash equivalents					0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents	0	0	0	0	0	0
Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	749	951	1,095	977	918
Purchases of property, plant and equipment	(457)	(643)	(803)	(623)	(480)
Purchases of available-for-sale securities	(311)	(458)	(494)	(720)	(1,252)
Sales and maturities of available-for-sale securities	375	497	928	1,054	1,534
Purchases of intangible assets			(3)	(20)	(1)
Increase (Decrease) in Restricted Cash	3	(19)	(19)	2	(8)
Payment for purchase of acquired entities, net of cash acquired	0	0		(32)	(22)
Intercompany activity	0	0	0	0	0
Other investing activities	(12)	(8)	(12)	(17)	(3)
Net cash provided by (used in) investing activities	(402)	(631)	(403)	(356)	(232)
Purchases of treasury stock	0	0	0	0	0
Common stock dividends paid	0	0	0		0
Issuance of common stock	0	0	0	0	0
Excess tax benefit related to exercise of team member stock options	0	0	0		0
Proceeds from Issuance of Unsecured Debt	0		0	0	0
Payments on long-term debt and capital lease obligations	0		0	0	0
Intercompany activity	(119)	(259)	(641)	(730)	(529)
Other financing activities	0	0	0	0
Net cash provided by (used in) financing activities	(119)	(259)	(641)	(730)	(529)
Effect of exchange rate changes on cash and cash equivalents					0
Net change in cash and cash equivalents	228	61	51	(109)	157
Cash and cash equivalents	375	157	147	96	205	48
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	42	46	34	111	91
Purchases of property, plant and equipment	(64)	(36)	(48)	(87)	(57)
Purchases of available-for-sale securities	0	0	0		0
Sales and maturities of available-for-sale securities	0	0	0		0
Purchases of intangible assets			0	0	0
Increase (Decrease) in Restricted Cash			0		0
Payment for purchase of acquired entities, net of cash acquired	(11)	(4)	(4)	(41)
Intercompany activity	0	0	0	0	0
Other investing activities	0	0	0		0
Net cash provided by (used in) investing activities	(75)	(40)	(52)	(128)	(57)
Purchases of treasury stock	0	0	0	0	0
Common stock dividends paid	0	0	0		0
Issuance of common stock	0	0	0	0	0
Excess tax benefit related to exercise of team member stock options	0	0	0		0
Proceeds from Issuance of Unsecured Debt	0		0	0	0
Payments on long-term debt and capital lease obligations	0		0	0	0
Intercompany activity	35	4	19	32	12
Other financing activities	0	0	0	0
Net cash provided by (used in) financing activities	35	4	19	32	12
Effect of exchange rate changes on cash and cash equivalents	5	(4)	(5)	(6)	(2)
Net change in cash and cash equivalents	7	6	(4)	9	44
Cash and cash equivalents	97	100	90	94	85	41
Eliminations [Member]
Net cash provided by (used in) operating activities	0	0	0		0
Purchases of property, plant and equipment	0	0	0	0	0
Purchases of available-for-sale securities	0	0	0		0
Sales and maturities of available-for-sale securities	0	0	0		0
Purchases of intangible assets			0	0	0
Increase (Decrease) in Restricted Cash			0		0
Payment for purchase of acquired entities, net of cash acquired	0	0
Intercompany activity	(84)	(255)	(622)	(698)	(517)
Other investing activities	0	0	0		0
Net cash provided by (used in) investing activities	(84)	(255)	(622)	(698)	(517)
Purchases of treasury stock	0	0	0	0	0
Common stock dividends paid	0	0	0		0
Issuance of common stock	0	0	0	0	0
Excess tax benefit related to exercise of team member stock options	0	0	0		0
Proceeds from Issuance of Unsecured Debt	0		0	0	0
Payments on long-term debt and capital lease obligations	0		0	0	0
Intercompany activity	84	255	622	698	517
Other financing activities	0	0	0	0
Net cash provided by (used in) financing activities	84	255	622	698	517
Effect of exchange rate changes on cash and cash equivalents					0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0